INCOME TAXES	6 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－15 INCOME TAXES

The provision for income taxes consisted of the following:

	As of June 30,	As of December 31,
	2024	2024
	S$	S$
Income tax payable	-	-

	Six- month period ended December 31,
	2023	2024
	S$	S$
Income tax expense	-	-

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. Our Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

Our Company is an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

BVI

Starry Grade is considered to be an exempted BVI Company and are presently not subject to income taxes or income tax filing requirements in the BVI or the United States.

Singapore

Premium Catering is operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

Our Company did not have any significant unrecognized uncertain tax positions. Our Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six- month period ended December 31, 2023 and 2024 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2024 and December 31, 2024.